Share Capital	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Share capital
16	Share capital
During the years ended December 31, 2020 and 2021, no ADS were repurchased by the Company. As of December 31, 2020 and 2021, total share repurchased under the 2018 Repurchase Plan was an aggregate of 920,606 ADSs, representing 613,737 Class A common shares.
During the year ended December 31, 2022, the Company had repurchased under the 2022 Repurchase Plan an aggregate of 273,469 ADSs, representing 182,313 Class A common shares. As of December 31, 2022, the Company has no plan for cancellation of these repurchased shares. These shares were recorded at their purchase price
 on the consolidated balance sheets.
As at December 31, 2021, there were 62,036,273 and 17,000,189 Class A and Class B ordinary shares outstanding respectively.
As at December 31, 2022, there were 62,731,971 and 17,000,189 Class A and Class B ordinary shares outstanding respectively.

Basic and diluted loss per share is calculated as follows:

	For the year ended December 31, 2020		For the year ended December 31, 2021		For the year ended December 31, 2022
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Class A and Class B common shareholders	(175,650)	(49,425)	(110,258)	(30,326)	(84,032)	(12,184)	(22,932)	(3,325)
Net loss attributable to common shareholders	(175,650)	(49,425)	(110,258)	(30,326)	(84,032)	(12,184)	(22,932)	(3,325)

Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	60,415,978	17,000,189	61,809,501	17,000,189	62,296,172	62,296,172	17,000,189	17,000,189

Basic and diluted loss per share	(2.91)	(2.91)	(1.78)	(1.78)	(1.35)	(0.20)	(1.35)	(0.20)
For the years ended December 31, 2020, 2021 and 2022, the
two-class
method is applicable because the Company has Class A and Class B ordinary shares outstanding, and both classes have contractual rights with regards to dividends and distributions upon liquidation of the Company.
The effect of all outstanding share options, restricted share units and convertible notes were excluded from the computation of diluted loss per share for the years ended December 31, 2020
 and
 2021 as their effects would be anti-dilutive.